Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Business Segment Information Details 1
Hong Kong	$ 1,092	$ 1,126
The PRC	9,342	9,168
Total property, plant and equipment	$ 10,434	$ 10,294